Leases (Right of Use Assets) (Details) $ in Millions	12 Months Ended
Aug. 31, 2020 CAD ($)
Leases [Abstract]
Net book value	$ 1,340
Additions	59
Amortization	(141)
Lease Terminations and other	(12)
Net book value	$ 1,246